PIMCO Senior Loan Active Exchange-Traded Fund Expense Example - PIMCO Senior Loan Active Exchange-Traded Fund - PIMCO Senior Loan Active Exchange-Traded Fund	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	$ 897